Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Other Liabilities [Line Items]
Tax contingencies and other tax liabilities	$ 9,548	$ 7,634
Legal contingencies	162	220
Other	290	354
Total	$ 10,000	$ 8,208